Columbia AMT-Free Tax-Exempt Bond Fund | Class A, B and C Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia AMT-Free Tax-Exempt Bond Fund (the Fund) seeks to provide shareholders with as much current income exempt from federal income taxes as possible with only modest risk to the shareholder’s investments.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia and Columbia Acorn funds. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S. 10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia AMT-Free Tax-Exempt Bond Fund Class A, B and C Shares	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia AMT-Free Tax-Exempt Bond Fund Class A, B and C Shares		Class A	Class B	Class C
Management fees		0.41%	0.41%	0.41%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%
Other expenses		0.16%	0.16%	0.16%
Total annual fund operating expenses		0.82%	1.57%	1.57%
Less: Fee waiver/expense reimbursement	[1]	(0.03%)	(0.03%)	(0.03%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[1]	0.79%	1.54%	1.54%
[1]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until March 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 0.79% for Class A, 1.54% for Class B and 1.54% for Class C.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia AMT-Free Tax-Exempt Bond Fund Class A, B and C Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	552	722	906	1,442
Class B	Class B (if shares are redeemed)	657	793	1,053	1,667
Class C	Class C (if shares are redeemed)	257	493	853	1,870

Expense Example, No Redemption Columbia AMT-Free Tax-Exempt Bond Fund Class A, B and C Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class B	Class B (if shares are not redeemed)	157	493	853	1,667
Class C	Class C (if shares are not redeemed)	157	493	853	1,870

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets are invested primarily in high and medium quality municipal bonds and other debt obligations. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt obligations issued by or on behalf of state or local governmental units whose interest is exempt from federal income tax. At least 75% of the Fund’s net assets will be in investments: (1) rated in the top four rating categories by Moody’s Investors Service, Inc., Standard & Poor’s Corporation, or Fitch Investors Services, Inc., (2) rated comparable to those four rating categories given by other independent rating agencies, or (3) unrated bonds and other debt obligations that are believed by Columbia Management Investment Advisers, LLC (the Investment Manager) to be of investment grade credit quality. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk in an effort to achieve higher yield and/or capital appreciation by investing up to 25% of its net assets in below investment grade (junk) bonds. The Fund does not intend to invest in debt obligations the interest from which is subject to the alternative minimum tax (AMT).

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity.

The Investment Manager may use derivatives such as inverse variable or floating rate securities and futures contracts in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Derivatives Risk—Futures Contracts. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. The Fund’s investment or hedging strategies may be unable to achieve their objectives.

Derivatives Risk—Inverse Floaters. Inverse floaters (or inverse variable or floating rate securities) are a type of derivative, long-term fixed income obligation with a variable or floating interest rate that moves in the opposite direction of short-term interest rates. While inverse floater securities tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement (both up and down). There is a risk that the current interest rate on variable and floating rate securities may not accurately reflect current market interest rates or adequately compensate the holder for the current creditworthiness of the issuer. Some variable or floating rate securities are structured with liquidity features and some may include market-dependent liquidity features which may present greater liquidity risk. Other risks described in this prospectus associated with transactions in inverse floaters include interest rate risk, credit risk and market risk.

High-Yield Securities Risk. The Fund’s investments in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charge) has varied for each full calendar year shown. If the sales charge was reflected, returns shown would be lower. The table shows how the Fund’s average annual total returns compare to its benchmark index and its former benchmark as well as the Lipper General Municipal Debt Funds Index, representing the Fund’s peer group.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)
During the periods shown: • Highest return for a calendar quarter was 8.12% (quarter ended September 30, 2009). • Lowest return for a calendar quarter was -5.11% (quarter ended December 31, 2010).
Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2011)
Average Annual Total Returns Columbia AMT-Free Tax-Exempt Bond Fund Class A, B and C Shares	1 year	5 years	10 years
before taxes Class A	5.95%	3.34%	3.92%
before taxes Class B	5.36%	3.20%	3.64%
before taxes Class C	9.65%	3.61%	3.67%
after taxes on distributions Class A	5.95%	3.34%	3.65%
after taxes on distributions and redemption of fund shares Class A	5.43%	3.44%	3.73%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	10.70%	5.22%	5.38%
Barclays Capital 3 Plus Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	11.96%	5.48%	5.67%
Lipper General Municipal Debt Funds Index (reflects no deduction for fees or taxes)	10.96%	4.18%	4.77%

Effective May 31, 2011, the Fund compares its performance to that of the Barclays Capital Municipal Bond Index (the New Index), an unmanaged index representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. The New Index replaces the Barclays Capital 3 Plus Year Municipal Bond Index (the Former Index). The Fund’s Investment Manager recommended that the Fund replace the Former Index with the New Index because it believes the New Index better represents the Fund’s investible universe and investment strategy. Information on both indexes will be included for a one year transition period. After the one year transition period, only the New Index will be included.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Tax-Exempt Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Columbia AMT-Free Tax-Exempt Bond Fund | Class Z Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia AMT-Free Tax-Exempt Bond Fund (the Fund) seeks to provide shareholders with as much current income exempt from federal income taxes as possible with only modest risk to the shareholder’s investments.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Columbia AMT-Free Tax-Exempt Bond Fund Class Z Shares Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Columbia AMT-Free Tax-Exempt Bond Fund Class Z Shares Class Z
Management fees		0.41%
Distribution and/or service (12b-1) fees		none
Other expenses		0.16%
Total annual fund operating expenses		0.57%
Less: Fee waiver/expense reimbursement	[1]	(0.03%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[1]	0.54%
[1]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until March 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rate of 0.54% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Columbia AMT-Free Tax-Exempt Bond Fund Class Z Shares Class Z	55	180	316	714

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets are invested primarily in high and medium quality municipal bonds and other debt obligations. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt obligations issued by or on behalf of state or local governmental units whose interest is exempt from federal income tax. At least 75% of the Fund’s net assets will be in investments: (1) rated in the top four rating categories by Moody’s Investors Service, Inc., Standard & Poor’s Corporation, or Fitch Investors Services, Inc., (2) rated comparable to those four rating categories given by other independent rating agencies, or (3) unrated bonds and other debt obligations that are believed by Columbia Management Investment Advisers, LLC (the Investment Manager) to be of investment grade credit quality. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk in an effort to achieve higher yield and/or capital appreciation by investing up to 25% of its net assets in below investment grade (junk) bonds. The Fund does not intend to invest in debt obligations the interest from which is subject to the alternative minimum tax (AMT).

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity.

The Investment Manager may use derivatives such as inverse variable or floating rate securities and futures contracts in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Derivatives Risk — Futures Contracts. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. The Fund’s investment or hedging strategies may be unable to achieve their objectives.

Derivatives Risk — Inverse Floaters. Inverse floaters (or inverse variable or floating rate securities) are a type of derivative, long-term fixed income obligation with a variable or floating interest rate that moves in the opposite direction of short-term interest rates. While inverse floater securities tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement (both up and down). There is a risk that the current interest rate on variable and floating rate securities may not accurately reflect current market interest rates or adequately compensate the holder for the current creditworthiness of the issuer. Some variable or floating rate securities are structured with liquidity features and some may include market-dependent liquidity features which may present greater liquidity risk. Other risks described in this prospectus associated with transactions in inverse floaters include interest rate risk, credit risk and market risk.

High-Yield Securities Risk. The Fund’s investments in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Z share performance has varied for each full calendar year shown. The table shows how the Fund’s Class Z share average annual total returns compare to its benchmark index and its former benchmark as well as the Lipper General Municipal Debt Funds Index, representing the Fund’s peer group. The inception date of the Fund’s Class Z shares is September 27, 2010. The returns shown for this class of shares include the returns of the Fund’s Class A shares, which are not sold under this prospectus, for periods prior to its inception date. Except for differences in expenses and sales charges, this class of shares has annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS Z ANNUAL TOTAL RETURNS

(calendar year)
During the periods shown: • Highest return for a calendar quarter was 8.12% (quarter ended September 30, 2009). • Lowest return for a calendar quarter was –5.31% (quarter ended December 31, 2010).
Average Annual Total Returns (for periods ended December 31, 2011)
Average Annual Total Returns Columbia AMT-Free Tax-Exempt Bond Fund Class Z Shares	1 year	5 years	10 years
before taxes Class Z	11.79%	4.40%	4.46%
after taxes on distributions Class Z	11.79%	4.40%	4.19%
after taxes on distributions and redemption of fund shares Class Z	9.41%	4.37%	4.22%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	10.70%	5.22%	5.38%
Barclays Capital 3 Plus Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	11.96%	5.48%	5.67%
Lipper General Municipal Debt Funds Index (reflects no deduction for fees or taxes)	10.96%	4.18%	4.77%

Effective May 31, 2011, the Fund compares its performance to that of the Barclays Capital Municipal Bond Index (the New Index), an unmanaged index representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. The New Index replaces the Barclays Capital 3 Plus Year Municipal Bond Index (the Former Index). The Fund’s Investment Manager recommended that the Fund replace the Former Index with the New Index because it believes the New Index better represents the Fund’s investible universe and investment strategy. Information on both indexes will be included for a one year transition period. After the one year transition period, only the New Index will be included.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Tax-Exempt Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Columbia Government Money Market Fund | Class A, B, C, R, and R5 Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Government Money Market Fund (the Fund) seeks to preserve capital and to maximize liquidity and current income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Government Money Market Fund Class A, B, C, R, and R5 Shares	Class A	Class B	Class C	Class R	Class R5
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Government Money Market Fund Class A, B, C, R, and R5 Shares		Class A	Class B	Class C	Class R	Class R5
Management fees	[1]	0.33%	0.33%	0.33%	0.33%	0.33%
Distribution and/or service (12b-1) fees	[1]	0.25%	1.00%	1.00%	0.50%	none
Other expenses	[1]	0.32%	0.32%	0.32%	0.32%	0.24%
Total annual fund operating expenses	[1]	0.90%	1.65%	1.65%	1.15%	0.57%
Less: Fee waiver/expense reimbursement	[1][2]	(0.24%)	(0.34%)	(0.34%)	(0.34%)	(0.06%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[1][2]	0.66%	1.31%	1.31%	0.81%	0.51%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until March 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 0.66% for Class A, 1.31% for Class B, 1.31% for Class C, 0.81% for Class R and 0.51% for Class R5.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Government Money Market Fund Class A, B, C, R, and R5 Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	67	263	476	1,090
Class B	Class B (if shares are redeemed)	633	787	1,066	1,730
Class C	Class C (if shares are redeemed)	233	487	866	1,931
Class R	Class R (whether or not shares are redeemed)	83	332	601	1,372
Class R5	Class R5 (whether or not shares are redeemed)	52	177	313	711

Expense Example, No Redemption Columbia Government Money Market Fund Class A, B, C, R, and R5 Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class B	Class B (if shares are not redeemed)	133	487	866	1,730
Class C	Class C (if shares are not redeemed)	133	487	866	1,931

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund will normally invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in high-quality, short-term money market securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund may also invest in repurchase agreements. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund will only purchase U.S. Government securities, or securities rated in one of the two highest rating categories assigned to short-term debt securities by at least two nationally recognized statistical rating organizations (such as Moody’s Investors Service (Moody’s) or Standard & Poor’s Ratings Services (S&P)), or if not so rated, determined to be of comparable quality.

Currently, the Fund invests only in U.S. Government securities and in securities that are rated in the top category by Moody’s and S&P. However, the Fund is permitted to invest up to 3% of its assets in securities rated in the second rating category by two rating organizations.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other money market funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund may present increased credit risk.

Interest Rate Risk. A rise in the overall level of interest rates may result in the decline in the prices of fixed-income securities held by the Fund. Falling interest rates may result in a decline in the Fund’s income and yield. The Fund’s yield will vary and there is no guarantee of positive net yield.

Redemption Risk. The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the Securities and Exchange Commission (SEC) has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

Repurchase Agreements. Repurchase agreements in which the Fund may invest could involve certain risks in the event of default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in the value of the underlying securities and loss of interest.

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund by showing the variability of Fund performance during the periods shown. The inception date of the Fund’s Class R shares is April 30, 2003. The returns shown for this class of shares include the returns of the Fund’s Class A shares (adjusted to reflect higher class-related operating expenses of such class, where applicable) for periods prior to its inception date. Except for differences in expenses (where applicable), this class of shares has annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information, including current 7-day yield, can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

CLASS A ANNUAL TOTAL RETURNS

(calendar year)
During the periods shown: • Highest return for a calendar quarter was 1.07% (quarter ended December 31, 2006). • Lowest return for a calendar quarter was 0.00% (quarter ended March 31, 2010).
Average Annual Total Returns (for periods ended December 31, 2011)
Average Annual Total Returns Columbia Government Money Market Fund Class A, B, C, R, and R5 Shares	1 year	5 years	10 years
Class A	0.01%	1.04%	1.27%
Class B	(4.99%)	0.28%	0.75%
Class C	(0.99%)	0.67%	0.75%
Class R	0.01%	0.95%	1.14%
Class R5	0.01%	1.15%	1.45%

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of Columbia Government Money Market Fund, Inc., a Maryland corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Columbia Government Money Market Fund | Class Z Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Government Money Market Fund (the Fund) seeks to preserve capital and to maximize liquidity and current income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Columbia Government Money Market Fund Class Z Shares Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Columbia Government Money Market Fund Class Z Shares Class Z
Management fees	[1]	0.33%
Distribution and/or service (12b-1) fees	[1]	none
Other expenses	[1]	0.32%
Total annual fund operating expenses	[1]	0.65%
Less: Fee waiver/expense reimbursement	[1][2]	(0.09%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[1][2]	0.56%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until March 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rate of 0.56% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Columbia Government Money Market Fund Class Z Shares Class Z	57	199	354	806

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund will normally invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in high-quality, short-term money market securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund may also invest in repurchase agreements. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund will only purchase U.S. Government securities, or securities rated in one of the two highest rating categories assigned to short-term debt securities by at least two nationally recognized statistical rating organizations (such as Moody’s Investors Service (Moody’s) or Standard & Poor’s Ratings Services (S&P)), or if not so rated, determined to be of comparable quality.

Currently, the Fund invests only in U.S. Government securities and in securities that are rated in the top category by Moody’s and S&P. However, the Fund is permitted to invest up to 3% of its assets in securities rated in the second rating category by two rating organizations.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other money market funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund may present increased credit risk.

Interest Rate Risk. A rise in the overall level of interest rates may result in the decline in the prices of fixed-income securities held by the Fund. Falling interest rates may result in a decline in the Fund’s income and yield. The Fund’s yield will vary and there is no guarantee of positive net yield.

Redemption Risk. The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the Securities and Exchange Commission (SEC) has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

Repurchase Agreements. Repurchase agreements in which the Fund may invest could involve certain risks in the event of default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in the value of the underlying securities and loss of interest.

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Z share performance has varied for each full calendar year shown. The inception date of the Fund’s Class Z shares is September 27, 2010. The returns shown for this class of shares include the returns of the Fund’s Class A shares, which are not offered in this prospectus (adjusted to reflect higher class-related operating expenses of such class, where applicable) for periods prior to its inception date. Except for differences in expenses (where applicable), this class of shares has annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information, including current 7-day yield, can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

CLASS Z ANNUAL TOTAL RETURNS

(calendar year)
During the periods shown: • Highest return for a calendar quarter was 1.07% (quarter ended December 31, 2006). • Lowest return for a calendar quarter was 0.00% (quarter ended March 31, 2010).
Average Annual Total Returns (for periods ended December 31, 2011)
Average Annual Total Returns	1 year	5 years	10 years
Columbia Government Money Market Fund Class Z Shares Class Z	0.01%	1.03%	1.26%

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of Columbia Government Money Market Fund, Inc., a Maryland corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Columbia Mid Cap Growth Opportunity Fund | Class A, B, C, I, R, R3 and R4 Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Mid Cap Growth Opportunity Fund (the Fund) seeks to provide shareholders with growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia and Columbia Acorn funds. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Mid Cap Growth Opportunity Fund Class A, B, C, I, R, R3 and R4 Shares	Class A	Class B	Class C	Class I	Class R	Class R3	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Mid Cap Growth Opportunity Fund Class A, B, C, I, R, R3 and R4 Shares		Class A	Class B	Class C	Class I	Class R	Class R3	Class R4
Management fees	[1]	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Distribution and/or service (12b-1) fees	[1]	0.25%	1.00%	1.00%	none	0.50%	0.25%	none
Other expenses	[1]	0.33%	0.33%	0.33%	0.09%	0.33%	0.39%	0.39%
Total annual fund operating expenses	[1]	1.32%	2.07%	2.07%	0.83%	1.57%	1.38%	1.13%
Less: Fee waiver/expense reimbursement	[1][2]	(0.02%)	(0.02%)	(0.02%)	none	(0.02%)	none	none
Total annual fund operating expenses after fee waiver/expense reimbursement	[1][2]	1.30%	2.05%	2.05%	0.83%	1.55%	1.38%	1.13%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until March 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.30% for Class A, 2.05% for Class B, 2.05% for Class C, 0.87% for Class I, 1.55% for Class R, 1.42% for Class R3 and 1.17% for Class R4.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Mid Cap Growth Opportunity Fund Class A, B, C, I, R, R3 and R4 Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	700	968	1,256	2,077
Class B	Class B (if shares are redeemed)	708	947	1,313	2,211
Class C	Class C (if shares are redeemed)	308	647	1,113	2,403
Class I	Class I (whether or not shares are redeemed)	85	265	461	1,029
Class R	Class R (whether or not shares are redeemed)	158	494	854	1,871
Class R3	Class R3 (whether or not shares are redeemed)	140	437	756	1,662
Class R4	Class R4 (whether or not shares are redeemed)	115	359	623	1,379

Expense Example, No Redemption Columbia Mid Cap Growth Opportunity Fund Class A, B, C, I, R, R3 and R4 Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class B	Class B (if shares are not redeemed)	208	647	1,113	2,211
Class C	Class C (if shares are not redeemed)	208	647	1,113	2,403

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 157% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) at the time of purchase in the common stocks of mid-capitalization companies. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy. Columbia Management Investment Advisers, LLC (the Investment Manager) defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the market capitalization range of the companies that comprise the Russell Midcap® Index (the Index). The market capitalization range of the companies included within the Index was $161.1 million to $21.49 billion as of February 29, 2012. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization grows beyond the largest market capitalization of a company within the Index or falls below the market capitalization of the smallest company within the Index. The Fund may also invest up to 20% of its total assets in foreign securities.
PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Mid-Cap Company Risk. Investments in mid-capitalization (mid-cap) companies often involve greater risks than investments in larger, more established companies because mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger capitalization companies.

Quantitative Model Risk. Securities or other instruments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Sector Risk. By emphasizing one or more economic sectors or industries, the Fund may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Special Situations Risk. Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charge) has varied for each full calendar year shown. If the sales charge was reflected, returns shown would be lower. The table shows how the Fund’s average annual total returns compare to its benchmark index. The inception date of the Fund’s Class I shares is March 4, 2004 and the inception date of the Fund’s Class R and Class R3 shares is March 15, 2010. The returns shown for each of these classes of shares include the returns of the Fund’s Class A shares (adjusted to reflect higher class-related operating expenses of such classes, where applicable) for periods prior to the relevant class inception date. Except for differences in expenses and sales charges (where applicable), these classes of shares have annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)
During the periods shown: •Highest return for a calendar quarter was +26.78% (quarter ended June 30, 2009). •Lowest return for a calendar quarter was -28.29% (quarter ended December 31, 2008).
Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2011)
Average Annual Total Returns Columbia Mid Cap Growth Opportunity Fund Class A, B, C, I, R, R3 and R4 Shares	1 year	5 years	10 years
before taxes Class A	(20.42%)	0.56%	2.72%
before taxes Class B	(20.20%)	0.64%	2.53%
before taxes Class C	(17.00%)	0.98%	2.55%
before taxes Class I	(15.13%)	2.24%	3.72%
before taxes Class R	(15.79%)	1.48%	3.06%
before taxes Class R3	(15.67%)	1.68%	3.28%
before taxes Class R4	(15.50%)	1.93%	3.51%
after taxes on distributions Class A	(20.92%)	(0.24%)	1.91%
after taxes on distributions and redemption of fund shares Class A	(12.59%)	0.37%	2.27%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	(1.65%)	2.44%	5.29%

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Equity Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Columbia Mid Cap Growth Opportunity Fund | Class Z Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Mid Cap Growth Opportunity Fund (the Fund) seeks to provide shareholders with growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Columbia Mid Cap Growth Opportunity Fund Class Z Shares Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Columbia Mid Cap Growth Opportunity Fund Class Z Shares Class Z
Management fees	[1]	0.74%
Distribution and/or service (12b-1) fees	[1]	none
Other expenses	[1]	0.33%
Total annual fund operating expenses	[1]	1.07%
Less: Fee waiver/expense reimbursement	[1][2]	(0.02%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[1][2]	1.05%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until March 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rate of 1.05% for Class Z.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
Columbia Mid Cap Growth Opportunity Fund Class Z Shares Class Z	107	339	589	1,309

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 157% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) at the time of purchase in the common stocks of mid-capitalization companies. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy. Columbia Management Investment Advisers, LLC (the Investment Manager) defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the market capitalization range of the companies that comprise the Russell Midcap® Index (the Index). The market capitalization range of the companies included within the Index was $161.1 million to $21.49 billion as of February 29, 2012. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization grows beyond the largest market capitalization of a company within the Index or falls below the market capitalization of the smallest company within the Index. The Fund may also invest up to 20% of its total assets in foreign securities.
PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Mid-Cap Company Risk. Investments in mid-capitalization (mid-cap) companies often involve greater risks than investments in larger, more established companies because mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger capitalization companies.

Quantitative Model Risk. Securities or other instruments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Sector Risk. By emphasizing one or more economic sectors or industries, the Fund may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Special Situations Risk. Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Z share performance has varied for each full calendar year shown. The table shows how the Fund’s Class Z share average annual total returns compare to its benchmark index. The inception date of the Fund’s Class Z shares is September 27, 2010. The returns shown for this class of shares include the returns of the Fund’s Class A shares, which are not sold under this prospectus, for periods prior to its inception date. Except for differences in expenses and sales charges, this class of shares has annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS Z ANNUAL TOTAL RETURNS

(calendar year)
During the periods shown: • Highest return for a calendar quarter was +26.78% (quarter ended June 30, 2009). • Lowest return for a calendar quarter was -28.29% (quarter ended December 31, 2008).
Average Annual Total Returns (for periods ended December 31, 2011)
Average Annual Total Returns Columbia Mid Cap Growth Opportunity Fund Class Z Shares	1 Year	5 Years	10 Years
before taxes Class Z	(15.38%)	1.82%	3.37%
after taxes on distributions Class Z	(15.89%)	1.01%	2.56%
after taxes on distributions and redemption of fund shares Class Z	(9.32%)	1.44%	2.84%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	(1.65%)	2.44%	5.29%

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Equity Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2011
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Central Index Key	dei_EntityCentralIndexKey	0001352280
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 1, 2012
Prospectus Date	rr_ProspectusDate	Apr 1, 2012
Columbia AMT-Free Tax-Exempt Bond Fund | Class A, B and C Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia AMT-Free Tax-Exempt Bond Fund (the Fund) seeks to provide shareholders with as much current income exempt from federal income taxes as possible with only modest risk to the shareholder’s investments.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia and Columbia Acorn funds. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S. 10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	cfst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia and Columbia Acorn funds. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S. 10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2013
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s assets are invested primarily in high and medium quality municipal bonds and other debt obligations. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt obligations issued by or on behalf of state or local governmental units whose interest is exempt from federal income tax. At least 75% of the Fund’s net assets will be in investments: (1) rated in the top four rating categories by Moody’s Investors Service, Inc., Standard & Poor’s Corporation, or Fitch Investors Services, Inc., (2) rated comparable to those four rating categories given by other independent rating agencies, or (3) unrated bonds and other debt obligations that are believed by Columbia Management Investment Advisers, LLC (the Investment Manager) to be of investment grade credit quality. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk in an effort to achieve higher yield and/or capital appreciation by investing up to 25% of its net assets in below investment grade (junk) bonds. The Fund does not intend to invest in debt obligations the interest from which is subject to the alternative minimum tax (AMT).

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity.

The Investment Manager may use derivatives such as inverse variable or floating rate securities and futures contracts in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility or to obtain or reduce credit exposure.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Derivatives Risk—Futures Contracts. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. The Fund’s investment or hedging strategies may be unable to achieve their objectives.

Derivatives Risk—Inverse Floaters. Inverse floaters (or inverse variable or floating rate securities) are a type of derivative, long-term fixed income obligation with a variable or floating interest rate that moves in the opposite direction of short-term interest rates. While inverse floater securities tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement (both up and down). There is a risk that the current interest rate on variable and floating rate securities may not accurately reflect current market interest rates or adequately compensate the holder for the current creditworthiness of the issuer. Some variable or floating rate securities are structured with liquidity features and some may include market-dependent liquidity features which may present greater liquidity risk. Other risks described in this prospectus associated with transactions in inverse floaters include interest rate risk, credit risk and market risk.

High-Yield Securities Risk. The Fund’s investments in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charge) has varied for each full calendar year shown. If the sales charge was reflected, returns shown would be lower. The table shows how the Fund’s average annual total returns compare to its benchmark index and its former benchmark as well as the Lipper General Municipal Debt Funds Index, representing the Fund’s peer group.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charge) has varied for each full calendar year shown.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was 8.12% (quarter ended September 30, 2009). • Lowest return for a calendar quarter was -5.11% (quarter ended December 31, 2010).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Effective May 31, 2011, the Fund compares its performance to that of the Barclays Capital Municipal Bond Index (the New Index), an unmanaged index representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. The New Index replaces the Barclays Capital 3 Plus Year Municipal Bond Index (the Former Index). The Fund’s Investment Manager recommended that the Fund replace the Former Index with the New Index because it believes the New Index better represents the Fund’s investible universe and investment strategy. Information on both indexes will be included for a one year transition period. After the one year transition period, only the New Index will be included.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Tax-Exempt Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Columbia AMT-Free Tax-Exempt Bond Fund | Class A, B and C Shares | Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.41%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.79%	[1]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	552
3 years	rr_ExpenseExampleYear03	722
5 years	rr_ExpenseExampleYear05	906
10 years	rr_ExpenseExampleYear10	1,442
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	8.00%
2003	rr_AnnualReturn2003	3.76%
2004	rr_AnnualReturn2004	3.61%
2005	rr_AnnualReturn2005	2.98%
2006	rr_AnnualReturn2006	4.28%
2007	rr_AnnualReturn2007	1.59%
2008	rr_AnnualReturn2008	(6.74%)
2009	rr_AnnualReturn2009	15.11%
2010	rr_AnnualReturn2010	1.95%
2011	rr_AnnualReturn2011	11.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.11%)
Columbia AMT-Free Tax-Exempt Bond Fund | Class A, B and C Shares | Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.41%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.57%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.54%	[1]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	657
3 years	rr_ExpenseExampleYear03	793
5 years	rr_ExpenseExampleYear05	1,053
10 years	rr_ExpenseExampleYear10	1,667
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	157
3 years	rr_ExpenseExampleNoRedemptionYear03	493
5 years	rr_ExpenseExampleNoRedemptionYear05	853
10 years	rr_ExpenseExampleNoRedemptionYear10	1,667
Columbia AMT-Free Tax-Exempt Bond Fund | Class A, B and C Shares | Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.41%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.57%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.54%	[1]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	257
3 years	rr_ExpenseExampleYear03	493
5 years	rr_ExpenseExampleYear05	853
10 years	rr_ExpenseExampleYear10	1,870
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	157
3 years	rr_ExpenseExampleNoRedemptionYear03	493
5 years	rr_ExpenseExampleNoRedemptionYear05	853
10 years	rr_ExpenseExampleNoRedemptionYear10	1,870
Columbia AMT-Free Tax-Exempt Bond Fund | Class A, B and C Shares | before taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia AMT-Free Tax-Exempt Bond Fund:
Label	rr_AverageAnnualReturnLabel	Class A — before taxes
1 year	rr_AverageAnnualReturnYear01	5.95%
5 years	rr_AverageAnnualReturnYear05	3.34%
10 years	rr_AverageAnnualReturnYear10	3.92%
Columbia AMT-Free Tax-Exempt Bond Fund | Class A, B and C Shares | before taxes | Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia AMT-Free Tax-Exempt Bond Fund:
Label	rr_AverageAnnualReturnLabel	Class B — before taxes
1 year	rr_AverageAnnualReturnYear01	5.36%
5 years	rr_AverageAnnualReturnYear05	3.20%
10 years	rr_AverageAnnualReturnYear10	3.64%
Columbia AMT-Free Tax-Exempt Bond Fund | Class A, B and C Shares | before taxes | Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia AMT-Free Tax-Exempt Bond Fund:
Label	rr_AverageAnnualReturnLabel	Class C — before taxes
1 year	rr_AverageAnnualReturnYear01	9.65%
5 years	rr_AverageAnnualReturnYear05	3.61%
10 years	rr_AverageAnnualReturnYear10	3.67%
Columbia AMT-Free Tax-Exempt Bond Fund | Class A, B and C Shares | after taxes on distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia AMT-Free Tax-Exempt Bond Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	5.95%
5 years	rr_AverageAnnualReturnYear05	3.34%
10 years	rr_AverageAnnualReturnYear10	3.65%
Columbia AMT-Free Tax-Exempt Bond Fund | Class A, B and C Shares | after taxes on distributions and redemption of fund shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia AMT-Free Tax-Exempt Bond Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	5.43%
5 years	rr_AverageAnnualReturnYear05	3.44%
10 years	rr_AverageAnnualReturnYear10	3.73%
Columbia AMT-Free Tax-Exempt Bond Fund | Class A, B and C Shares | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital Municipal Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	10.70%
5 years	rr_AverageAnnualReturnYear05	5.22%
10 years	rr_AverageAnnualReturnYear10	5.38%
Columbia AMT-Free Tax-Exempt Bond Fund | Class A, B and C Shares | Barclays Capital 3 Plus Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital 3 Plus Year Municipal Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	11.96%
5 years	rr_AverageAnnualReturnYear05	5.48%
10 years	rr_AverageAnnualReturnYear10	5.67%
Columbia AMT-Free Tax-Exempt Bond Fund | Class A, B and C Shares | Lipper General Municipal Debt Funds Index (reflects no deduction for fees or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper General Municipal Debt Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
1 year	rr_AverageAnnualReturnYear01	10.96%
5 years	rr_AverageAnnualReturnYear05	4.18%
10 years	rr_AverageAnnualReturnYear10	4.77%
Columbia AMT-Free Tax-Exempt Bond Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia AMT-Free Tax-Exempt Bond Fund (the Fund) seeks to provide shareholders with as much current income exempt from federal income taxes as possible with only modest risk to the shareholder’s investments.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2013
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s assets are invested primarily in high and medium quality municipal bonds and other debt obligations. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt obligations issued by or on behalf of state or local governmental units whose interest is exempt from federal income tax. At least 75% of the Fund’s net assets will be in investments: (1) rated in the top four rating categories by Moody’s Investors Service, Inc., Standard & Poor’s Corporation, or Fitch Investors Services, Inc., (2) rated comparable to those four rating categories given by other independent rating agencies, or (3) unrated bonds and other debt obligations that are believed by Columbia Management Investment Advisers, LLC (the Investment Manager) to be of investment grade credit quality. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk in an effort to achieve higher yield and/or capital appreciation by investing up to 25% of its net assets in below investment grade (junk) bonds. The Fund does not intend to invest in debt obligations the interest from which is subject to the alternative minimum tax (AMT).

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity.

The Investment Manager may use derivatives such as inverse variable or floating rate securities and futures contracts in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility or to obtain or reduce credit exposure.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Derivatives Risk — Futures Contracts. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. The Fund’s investment or hedging strategies may be unable to achieve their objectives.

Derivatives Risk — Inverse Floaters. Inverse floaters (or inverse variable or floating rate securities) are a type of derivative, long-term fixed income obligation with a variable or floating interest rate that moves in the opposite direction of short-term interest rates. While inverse floater securities tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement (both up and down). There is a risk that the current interest rate on variable and floating rate securities may not accurately reflect current market interest rates or adequately compensate the holder for the current creditworthiness of the issuer. Some variable or floating rate securities are structured with liquidity features and some may include market-dependent liquidity features which may present greater liquidity risk. Other risks described in this prospectus associated with transactions in inverse floaters include interest rate risk, credit risk and market risk.

High-Yield Securities Risk. The Fund’s investments in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Z share performance has varied for each full calendar year shown. The table shows how the Fund’s Class Z share average annual total returns compare to its benchmark index and its former benchmark as well as the Lipper General Municipal Debt Funds Index, representing the Fund’s peer group. The inception date of the Fund’s Class Z shares is September 27, 2010. The returns shown for this class of shares include the returns of the Fund’s Class A shares, which are not sold under this prospectus, for periods prior to its inception date. Except for differences in expenses and sales charges, this class of shares has annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Z share performance has varied for each full calendar year shown.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown for this class of shares include the returns of the Fund’s Class A shares, which are not sold under this prospectus, for periods prior to its inception date. Except for differences in expenses and sales charges, this class of shares has annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS Z ANNUAL TOTAL RETURNS
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was 8.12% (quarter ended September 30, 2009). • Lowest return for a calendar quarter was –5.31% (quarter ended December 31, 2010).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Effective May 31, 2011, the Fund compares its performance to that of the Barclays Capital Municipal Bond Index (the New Index), an unmanaged index representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. The New Index replaces the Barclays Capital 3 Plus Year Municipal Bond Index (the Former Index). The Fund’s Investment Manager recommended that the Fund replace the Former Index with the New Index because it believes the New Index better represents the Fund’s investible universe and investment strategy. Information on both indexes will be included for a one year transition period. After the one year transition period, only the New Index will be included.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Tax-Exempt Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Columbia AMT-Free Tax-Exempt Bond Fund | Class Z Shares | Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.41%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.57%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.54%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z
1 year	rr_ExpenseExampleYear01	55
3 years	rr_ExpenseExampleYear03	180
5 years	rr_ExpenseExampleYear05	316
10 years	rr_ExpenseExampleYear10	714
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	8.00%
2003	rr_AnnualReturn2003	3.76%
2004	rr_AnnualReturn2004	3.61%
2005	rr_AnnualReturn2005	2.98%
2006	rr_AnnualReturn2006	4.28%
2007	rr_AnnualReturn2007	1.59%
2008	rr_AnnualReturn2008	(6.74%)
2009	rr_AnnualReturn2009	15.11%
2010	rr_AnnualReturn2010	1.73%
2011	rr_AnnualReturn2011	11.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.31%)
Columbia AMT-Free Tax-Exempt Bond Fund | Class Z Shares | before taxes | Class Z
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia AMT-Free Tax-Exempt Bond Fund:
Label	rr_AverageAnnualReturnLabel	Class Z — before taxes
1 year	rr_AverageAnnualReturnYear01	11.79%
5 years	rr_AverageAnnualReturnYear05	4.40%
10 years	rr_AverageAnnualReturnYear10	4.46%
Columbia AMT-Free Tax-Exempt Bond Fund | Class Z Shares | after taxes on distributions | Class Z
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia AMT-Free Tax-Exempt Bond Fund:
Label	rr_AverageAnnualReturnLabel	Class Z — after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	11.79%
5 years	rr_AverageAnnualReturnYear05	4.40%
10 years	rr_AverageAnnualReturnYear10	4.19%
Columbia AMT-Free Tax-Exempt Bond Fund | Class Z Shares | after taxes on distributions and redemption of fund shares | Class Z
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia AMT-Free Tax-Exempt Bond Fund:
Label	rr_AverageAnnualReturnLabel	Class Z — after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	9.41%
5 years	rr_AverageAnnualReturnYear05	4.37%
10 years	rr_AverageAnnualReturnYear10	4.22%
Columbia AMT-Free Tax-Exempt Bond Fund | Class Z Shares | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital Municipal Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	10.70%
5 years	rr_AverageAnnualReturnYear05	5.22%
10 years	rr_AverageAnnualReturnYear10	5.38%
Columbia AMT-Free Tax-Exempt Bond Fund | Class Z Shares | Barclays Capital 3 Plus Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital 3 Plus Year Municipal Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	11.96%
5 years	rr_AverageAnnualReturnYear05	5.48%
10 years	rr_AverageAnnualReturnYear10	5.67%
Columbia AMT-Free Tax-Exempt Bond Fund | Class Z Shares | Lipper General Municipal Debt Funds Index (reflects no deduction for fees or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper General Municipal Debt Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
1 year	rr_AverageAnnualReturnYear01	10.96%
5 years	rr_AverageAnnualReturnYear05	4.18%
10 years	rr_AverageAnnualReturnYear10	4.77%
Columbia Government Money Market Fund | Class A, B, C, R, and R5 Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Government Money Market Fund (the Fund) seeks to preserve capital and to maximize liquidity and current income.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2013
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in high-quality, short-term money market securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund may also invest in repurchase agreements. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund will only purchase U.S. Government securities, or securities rated in one of the two highest rating categories assigned to short-term debt securities by at least two nationally recognized statistical rating organizations (such as Moody’s Investors Service (Moody’s) or Standard & Poor’s Ratings Services (S&P)), or if not so rated, determined to be of comparable quality.

Currently, the Fund invests only in U.S. Government securities and in securities that are rated in the top category by Moody’s and S&P. However, the Fund is permitted to invest up to 3% of its assets in securities rated in the second rating category by two rating organizations.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other money market funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund may present increased credit risk.

Interest Rate Risk. A rise in the overall level of interest rates may result in the decline in the prices of fixed-income securities held by the Fund. Falling interest rates may result in a decline in the Fund’s income and yield. The Fund’s yield will vary and there is no guarantee of positive net yield.

Redemption Risk. The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the Securities and Exchange Commission (SEC) has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

Repurchase Agreements. Repurchase agreements in which the Fund may invest could involve certain risks in the event of default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in the value of the underlying securities and loss of interest.

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund by showing the variability of Fund performance during the periods shown. The inception date of the Fund’s Class R shares is April 30, 2003. The returns shown for this class of shares include the returns of the Fund’s Class A shares (adjusted to reflect higher class-related operating expenses of such class, where applicable) for periods prior to its inception date. Except for differences in expenses (where applicable), this class of shares has annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information, including current 7-day yield, can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund by showing the variability of Fund performance during the periods shown.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	Updated performance information, including current 7-day yield, can be obtained by calling toll-free 800.345.6611.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was 1.07% (quarter ended December 31, 2006). • Lowest return for a calendar quarter was 0.00% (quarter ended March 31, 2010).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of Columbia Government Money Market Fund, Inc., a Maryland corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Government Money Market Fund | Class A, B, C, R, and R5 Shares | Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.33%	[3]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other expenses	rr_OtherExpensesOverAssets	0.32%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%	[3]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3],[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.66%	[3],[4]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	67
3 years	rr_ExpenseExampleYear03	263
5 years	rr_ExpenseExampleYear05	476
10 years	rr_ExpenseExampleYear10	1,090
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	0.74%
2003	rr_AnnualReturn2003	0.19%
2004	rr_AnnualReturn2004	0.43%
2005	rr_AnnualReturn2005	2.20%
2006	rr_AnnualReturn2006	3.95%
2007	rr_AnnualReturn2007	4.09%
2008	rr_AnnualReturn2008	1.12%
2009	rr_AnnualReturn2009	0.03%
2010	rr_AnnualReturn2010	0.01%
2011	rr_AnnualReturn2011	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Government Money Market Fund:
Label	rr_AverageAnnualReturnLabel	Class A
1 year	rr_AverageAnnualReturnYear01	0.01%
5 years	rr_AverageAnnualReturnYear05	1.04%
10 years	rr_AverageAnnualReturnYear10	1.27%
Columbia Government Money Market Fund | Class A, B, C, R, and R5 Shares | Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.33%	[3]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[3]
Other expenses	rr_OtherExpensesOverAssets	0.32%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.65%	[3]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[3],[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.31%	[3],[4]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	633
3 years	rr_ExpenseExampleYear03	787
5 years	rr_ExpenseExampleYear05	1,066
10 years	rr_ExpenseExampleYear10	1,730
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	133
3 years	rr_ExpenseExampleNoRedemptionYear03	487
5 years	rr_ExpenseExampleNoRedemptionYear05	866
10 years	rr_ExpenseExampleNoRedemptionYear10	1,730
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Government Money Market Fund:
Label	rr_AverageAnnualReturnLabel	Class B
1 year	rr_AverageAnnualReturnYear01	(4.99%)
5 years	rr_AverageAnnualReturnYear05	0.28%
10 years	rr_AverageAnnualReturnYear10	0.75%
Columbia Government Money Market Fund | Class A, B, C, R, and R5 Shares | Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.33%	[3]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[3]
Other expenses	rr_OtherExpensesOverAssets	0.32%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.65%	[3]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[3],[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.31%	[3],[4]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	233
3 years	rr_ExpenseExampleYear03	487
5 years	rr_ExpenseExampleYear05	866
10 years	rr_ExpenseExampleYear10	1,931
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	133
3 years	rr_ExpenseExampleNoRedemptionYear03	487
5 years	rr_ExpenseExampleNoRedemptionYear05	866
10 years	rr_ExpenseExampleNoRedemptionYear10	1,931
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Government Money Market Fund:
Label	rr_AverageAnnualReturnLabel	Class C
1 year	rr_AverageAnnualReturnYear01	(0.99%)
5 years	rr_AverageAnnualReturnYear05	0.67%
10 years	rr_AverageAnnualReturnYear10	0.75%
Columbia Government Money Market Fund | Class A, B, C, R, and R5 Shares | Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.33%	[3]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[3]
Other expenses	rr_OtherExpensesOverAssets	0.32%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.15%	[3]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[3],[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.81%	[3],[4]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	83
3 years	rr_ExpenseExampleYear03	332
5 years	rr_ExpenseExampleYear05	601
10 years	rr_ExpenseExampleYear10	1,372
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Government Money Market Fund:
Label	rr_AverageAnnualReturnLabel	Class R
1 year	rr_AverageAnnualReturnYear01	0.01%
5 years	rr_AverageAnnualReturnYear05	0.95%
10 years	rr_AverageAnnualReturnYear10	1.14%
Columbia Government Money Market Fund | Class A, B, C, R, and R5 Shares | Class R5
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R5
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R5
Management fees	rr_ManagementFeesOverAssets	0.33%	[3]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other expenses	rr_OtherExpensesOverAssets	0.24%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.57%	[3]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3],[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.51%	[3],[4]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R5 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	52
3 years	rr_ExpenseExampleYear03	177
5 years	rr_ExpenseExampleYear05	313
10 years	rr_ExpenseExampleYear10	711
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Government Money Market Fund:
Label	rr_AverageAnnualReturnLabel	Class R5
1 year	rr_AverageAnnualReturnYear01	0.01%
5 years	rr_AverageAnnualReturnYear05	1.15%
10 years	rr_AverageAnnualReturnYear10	1.45%
Columbia Government Money Market Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Government Money Market Fund (the Fund) seeks to preserve capital and to maximize liquidity and current income.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2013
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in high-quality, short-term money market securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund may also invest in repurchase agreements. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund will only purchase U.S. Government securities, or securities rated in one of the two highest rating categories assigned to short-term debt securities by at least two nationally recognized statistical rating organizations (such as Moody’s Investors Service (Moody’s) or Standard & Poor’s Ratings Services (S&P)), or if not so rated, determined to be of comparable quality.

Currently, the Fund invests only in U.S. Government securities and in securities that are rated in the top category by Moody’s and S&P. However, the Fund is permitted to invest up to 3% of its assets in securities rated in the second rating category by two rating organizations.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other money market funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund may present increased credit risk.

Interest Rate Risk. A rise in the overall level of interest rates may result in the decline in the prices of fixed-income securities held by the Fund. Falling interest rates may result in a decline in the Fund’s income and yield. The Fund’s yield will vary and there is no guarantee of positive net yield.

Redemption Risk. The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the Securities and Exchange Commission (SEC) has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

Repurchase Agreements. Repurchase agreements in which the Fund may invest could involve certain risks in the event of default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in the value of the underlying securities and loss of interest.

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Z share performance has varied for each full calendar year shown. The inception date of the Fund’s Class Z shares is September 27, 2010. The returns shown for this class of shares include the returns of the Fund’s Class A shares, which are not offered in this prospectus (adjusted to reflect higher class-related operating expenses of such class, where applicable) for periods prior to its inception date. Except for differences in expenses (where applicable), this class of shares has annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information, including current 7-day yield, can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Z share performance has varied for each full calendar year shown.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown for this class of shares include the returns of the Fund’s Class A shares, which are not offered in this prospectus (adjusted to reflect higher class-related operating expenses of such class, where applicable) for periods prior to its inception date. Except for differences in expenses (where applicable), this class of shares has annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	Updated performance information, including current 7-day yield, can be obtained by calling toll-free 800.345.6611.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS Z ANNUAL TOTAL RETURNS
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was 1.07% (quarter ended December 31, 2006). • Lowest return for a calendar quarter was 0.00% (quarter ended March 31, 2010).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of Columbia Government Money Market Fund, Inc., a Maryland corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Government Money Market Fund | Class Z Shares | Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.33%	[3]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other expenses	rr_OtherExpensesOverAssets	0.32%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.65%	[3]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3],[5]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.56%	[3],[5]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z
1 year	rr_ExpenseExampleYear01	57
3 years	rr_ExpenseExampleYear03	199
5 years	rr_ExpenseExampleYear05	354
10 years	rr_ExpenseExampleYear10	806
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	0.73%
2003	rr_AnnualReturn2003	0.18%
2004	rr_AnnualReturn2004	0.42%
2005	rr_AnnualReturn2005	2.19%
2006	rr_AnnualReturn2006	3.93%
2007	rr_AnnualReturn2007	4.08%
2008	rr_AnnualReturn2008	1.11%
2009	rr_AnnualReturn2009	0.02%
2010	rr_AnnualReturn2010	0.00%
2011	rr_AnnualReturn2011	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Government Money Market Fund:
Label	rr_AverageAnnualReturnLabel	Class Z
1 year	rr_AverageAnnualReturnYear01	0.01%
5 years	rr_AverageAnnualReturnYear05	1.03%
10 years	rr_AverageAnnualReturnYear10	1.26%
Columbia Mid Cap Growth Opportunity Fund | Class A, B, C, I, R, R3 and R4 Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Mid Cap Growth Opportunity Fund (the Fund) seeks to provide shareholders with growth of capital.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia and Columbia Acorn funds. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	cfst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia and Columbia Acorn funds. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2013
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 157% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	157.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) at the time of purchase in the common stocks of mid-capitalization companies. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy. Columbia Management Investment Advisers, LLC (the Investment Manager) defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the market capitalization range of the companies that comprise the Russell Midcap® Index (the Index). The market capitalization range of the companies included within the Index was $161.1 million to $21.49 billion as of February 29, 2012. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization grows beyond the largest market capitalization of a company within the Index or falls below the market capitalization of the smallest company within the Index. The Fund may also invest up to 20% of its total assets in foreign securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Mid-Cap Company Risk. Investments in mid-capitalization (mid-cap) companies often involve greater risks than investments in larger, more established companies because mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger capitalization companies.

Quantitative Model Risk. Securities or other instruments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Sector Risk. By emphasizing one or more economic sectors or industries, the Fund may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Special Situations Risk. Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charge) has varied for each full calendar year shown. If the sales charge was reflected, returns shown would be lower. The table shows how the Fund’s average annual total returns compare to its benchmark index. The inception date of the Fund’s Class I shares is March 4, 2004 and the inception date of the Fund’s Class R and Class R3 shares is March 15, 2010. The returns shown for each of these classes of shares include the returns of the Fund’s Class A shares (adjusted to reflect higher class-related operating expenses of such classes, where applicable) for periods prior to the relevant class inception date. Except for differences in expenses and sales charges (where applicable), these classes of shares have annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charge) has varied for each full calendar year shown.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: •Highest return for a calendar quarter was +26.78% (quarter ended June 30, 2009). •Lowest return for a calendar quarter was -28.29% (quarter ended December 31, 2008).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Equity Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Mid Cap Growth Opportunity Fund | Class A, B, C, I, R, R3 and R4 Shares | Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.74%	[3]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other expenses	rr_OtherExpensesOverAssets	0.33%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.32%	[3]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3],[6]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.30%	[3],[6]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	700
3 years	rr_ExpenseExampleYear03	968
5 years	rr_ExpenseExampleYear05	1,256
10 years	rr_ExpenseExampleYear10	2,077
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(13.78%)
2003	rr_AnnualReturn2003	22.99%
2004	rr_AnnualReturn2004	9.47%
2005	rr_AnnualReturn2005	9.88%
2006	rr_AnnualReturn2006	(0.23%)
2007	rr_AnnualReturn2007	14.04%
2008	rr_AnnualReturn2008	(44.67%)
2009	rr_AnnualReturn2009	62.52%
2010	rr_AnnualReturn2010	25.95%
2011	rr_AnnualReturn2011	(15.56%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.29%)
Columbia Mid Cap Growth Opportunity Fund | Class A, B, C, I, R, R3 and R4 Shares | Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.74%	[3]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[3]
Other expenses	rr_OtherExpensesOverAssets	0.33%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.07%	[3]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3],[6]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.05%	[3],[6]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	708
3 years	rr_ExpenseExampleYear03	947
5 years	rr_ExpenseExampleYear05	1,313
10 years	rr_ExpenseExampleYear10	2,211
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	208
3 years	rr_ExpenseExampleNoRedemptionYear03	647
5 years	rr_ExpenseExampleNoRedemptionYear05	1,113
10 years	rr_ExpenseExampleNoRedemptionYear10	2,211
Columbia Mid Cap Growth Opportunity Fund | Class A, B, C, I, R, R3 and R4 Shares | Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.74%	[3]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[3]
Other expenses	rr_OtherExpensesOverAssets	0.33%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.07%	[3]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3],[6]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.05%	[3],[6]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	308
3 years	rr_ExpenseExampleYear03	647
5 years	rr_ExpenseExampleYear05	1,113
10 years	rr_ExpenseExampleYear10	2,403
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	208
3 years	rr_ExpenseExampleNoRedemptionYear03	647
5 years	rr_ExpenseExampleNoRedemptionYear05	1,113
10 years	rr_ExpenseExampleNoRedemptionYear10	2,403
Columbia Mid Cap Growth Opportunity Fund | Class A, B, C, I, R, R3 and R4 Shares | Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.74%	[3]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other expenses	rr_OtherExpensesOverAssets	0.09%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.83%	[3]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3],[6]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.83%	[3],[6]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	85
3 years	rr_ExpenseExampleYear03	265
5 years	rr_ExpenseExampleYear05	461
10 years	rr_ExpenseExampleYear10	1,029
Columbia Mid Cap Growth Opportunity Fund | Class A, B, C, I, R, R3 and R4 Shares | Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.74%	[3]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[3]
Other expenses	rr_OtherExpensesOverAssets	0.33%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.57%	[3]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3],[6]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.55%	[3],[6]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	158
3 years	rr_ExpenseExampleYear03	494
5 years	rr_ExpenseExampleYear05	854
10 years	rr_ExpenseExampleYear10	1,871
Columbia Mid Cap Growth Opportunity Fund | Class A, B, C, I, R, R3 and R4 Shares | Class R3
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R3
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R3
Management fees	rr_ManagementFeesOverAssets	0.74%	[3]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other expenses	rr_OtherExpensesOverAssets	0.39%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.38%	[3]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3],[6]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.38%	[3],[6]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R3 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	140
3 years	rr_ExpenseExampleYear03	437
5 years	rr_ExpenseExampleYear05	756
10 years	rr_ExpenseExampleYear10	1,662
Columbia Mid Cap Growth Opportunity Fund | Class A, B, C, I, R, R3 and R4 Shares | Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	0.74%	[3]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other expenses	rr_OtherExpensesOverAssets	0.39%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.13%	[3]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3],[6]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.13%	[3],[6]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	115
3 years	rr_ExpenseExampleYear03	359
5 years	rr_ExpenseExampleYear05	623
10 years	rr_ExpenseExampleYear10	1,379
Columbia Mid Cap Growth Opportunity Fund | Class A, B, C, I, R, R3 and R4 Shares | before taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Mid Cap Growth Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class A – before taxes
1 year	rr_AverageAnnualReturnYear01	(20.42%)
5 years	rr_AverageAnnualReturnYear05	0.56%
10 years	rr_AverageAnnualReturnYear10	2.72%
Columbia Mid Cap Growth Opportunity Fund | Class A, B, C, I, R, R3 and R4 Shares | before taxes | Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Mid Cap Growth Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class B – before taxes
1 year	rr_AverageAnnualReturnYear01	(20.20%)
5 years	rr_AverageAnnualReturnYear05	0.64%
10 years	rr_AverageAnnualReturnYear10	2.53%
Columbia Mid Cap Growth Opportunity Fund | Class A, B, C, I, R, R3 and R4 Shares | before taxes | Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Mid Cap Growth Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class C – before taxes
1 year	rr_AverageAnnualReturnYear01	(17.00%)
5 years	rr_AverageAnnualReturnYear05	0.98%
10 years	rr_AverageAnnualReturnYear10	2.55%
Columbia Mid Cap Growth Opportunity Fund | Class A, B, C, I, R, R3 and R4 Shares | before taxes | Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Mid Cap Growth Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class I – before taxes
1 year	rr_AverageAnnualReturnYear01	(15.13%)
5 years	rr_AverageAnnualReturnYear05	2.24%
10 years	rr_AverageAnnualReturnYear10	3.72%
Columbia Mid Cap Growth Opportunity Fund | Class A, B, C, I, R, R3 and R4 Shares | before taxes | Class R
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Mid Cap Growth Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class R – before taxes
1 year	rr_AverageAnnualReturnYear01	(15.79%)
5 years	rr_AverageAnnualReturnYear05	1.48%
10 years	rr_AverageAnnualReturnYear10	3.06%
Columbia Mid Cap Growth Opportunity Fund | Class A, B, C, I, R, R3 and R4 Shares | before taxes | Class R3
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Mid Cap Growth Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class R3 – before taxes
1 year	rr_AverageAnnualReturnYear01	(15.67%)
5 years	rr_AverageAnnualReturnYear05	1.68%
10 years	rr_AverageAnnualReturnYear10	3.28%
Columbia Mid Cap Growth Opportunity Fund | Class A, B, C, I, R, R3 and R4 Shares | before taxes | Class R4
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Mid Cap Growth Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class R4 – before taxes
1 year	rr_AverageAnnualReturnYear01	(15.50%)
5 years	rr_AverageAnnualReturnYear05	1.93%
10 years	rr_AverageAnnualReturnYear10	3.51%
Columbia Mid Cap Growth Opportunity Fund | Class A, B, C, I, R, R3 and R4 Shares | after taxes on distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Mid Cap Growth Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class A – after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	(20.92%)
5 years	rr_AverageAnnualReturnYear05	(0.24%)
10 years	rr_AverageAnnualReturnYear10	1.91%
Columbia Mid Cap Growth Opportunity Fund | Class A, B, C, I, R, R3 and R4 Shares | after taxes on distributions and redemption of fund shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Mid Cap Growth Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class A – after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	(12.59%)
5 years	rr_AverageAnnualReturnYear05	0.37%
10 years	rr_AverageAnnualReturnYear10	2.27%
Columbia Mid Cap Growth Opportunity Fund | Class A, B, C, I, R, R3 and R4 Shares | Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap® Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	(1.65%)
5 years	rr_AverageAnnualReturnYear05	2.44%
10 years	rr_AverageAnnualReturnYear10	5.29%
Columbia Mid Cap Growth Opportunity Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Mid Cap Growth Opportunity Fund (the Fund) seeks to provide shareholders with growth of capital.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2013
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 157% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	157.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) at the time of purchase in the common stocks of mid-capitalization companies. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy. Columbia Management Investment Advisers, LLC (the Investment Manager) defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the market capitalization range of the companies that comprise the Russell Midcap® Index (the Index). The market capitalization range of the companies included within the Index was $161.1 million to $21.49 billion as of February 29, 2012. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization grows beyond the largest market capitalization of a company within the Index or falls below the market capitalization of the smallest company within the Index. The Fund may also invest up to 20% of its total assets in foreign securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Mid-Cap Company Risk. Investments in mid-capitalization (mid-cap) companies often involve greater risks than investments in larger, more established companies because mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger capitalization companies.

Quantitative Model Risk. Securities or other instruments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Sector Risk. By emphasizing one or more economic sectors or industries, the Fund may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Special Situations Risk. Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Z share performance has varied for each full calendar year shown. The table shows how the Fund’s Class Z share average annual total returns compare to its benchmark index. The inception date of the Fund’s Class Z shares is September 27, 2010. The returns shown for this class of shares include the returns of the Fund’s Class A shares, which are not sold under this prospectus, for periods prior to its inception date. Except for differences in expenses and sales charges, this class of shares has annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Z share performance has varied for each full calendar year shown.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown for this class of shares include the returns of the Fund’s Class A shares, which are not sold under this prospectus, for periods prior to its inception date. Except for differences in expenses and sales charges, this class of shares has annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS Z ANNUAL TOTAL RETURNS
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +26.78% (quarter ended June 30, 2009). • Lowest return for a calendar quarter was -28.29% (quarter ended December 31, 2008).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Equity Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Mid Cap Growth Opportunity Fund | Class Z Shares | Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.74%	[3]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other expenses	rr_OtherExpensesOverAssets	0.33%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.07%	[3]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3],[7]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.05%	[3],[7]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z
1 year	rr_ExpenseExampleYear01	107
3 years	rr_ExpenseExampleYear03	339
5 years	rr_ExpenseExampleYear05	589
10 years	rr_ExpenseExampleYear10	1,309
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(13.78%)
2003	rr_AnnualReturn2003	22.99%
2004	rr_AnnualReturn2004	9.47%
2005	rr_AnnualReturn2005	9.88%
2006	rr_AnnualReturn2006	(0.23%)
2007	rr_AnnualReturn2007	14.04%
2008	rr_AnnualReturn2008	(44.67%)
2009	rr_AnnualReturn2009	62.52%
2010	rr_AnnualReturn2010	26.09%
2011	rr_AnnualReturn2011	(15.38%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.29%)
Columbia Mid Cap Growth Opportunity Fund | Class Z Shares | before taxes | Class Z
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Mid Cap Growth Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class Z — before taxes
1 year	rr_AverageAnnualReturnYear01	(15.38%)
5 years	rr_AverageAnnualReturnYear05	1.82%
10 years	rr_AverageAnnualReturnYear10	3.37%
Columbia Mid Cap Growth Opportunity Fund | Class Z Shares | after taxes on distributions | Class Z
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Mid Cap Growth Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class Z — after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	(15.89%)
5 years	rr_AverageAnnualReturnYear05	1.01%
10 years	rr_AverageAnnualReturnYear10	2.56%
Columbia Mid Cap Growth Opportunity Fund | Class Z Shares | after taxes on distributions and redemption of fund shares | Class Z
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Mid Cap Growth Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class Z — after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	(9.32%)
5 years	rr_AverageAnnualReturnYear05	1.44%
10 years	rr_AverageAnnualReturnYear10	2.84%
Columbia Mid Cap Growth Opportunity Fund | Class Z Shares | Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap® Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	(1.65%)
5 years	rr_AverageAnnualReturnYear05	2.44%
10 years	rr_AverageAnnualReturnYear10	5.29%

[1]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until March 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 0.79% for Class A, 1.54% for Class B and 1.54% for Class C.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until March 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rate of 0.54% for Class Z.
[3]	Expense ratios have been adjusted to reflect current fees.
[4]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until March 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 0.66% for Class A, 1.31% for Class B, 1.31% for Class C, 0.81% for Class R and 0.51% for Class R5.
[5]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until March 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rate of 0.56% for Class Z.
[6]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until March 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.30% for Class A, 2.05% for Class B, 2.05% for Class C, 0.87% for Class I, 1.55% for Class R, 1.42% for Class R3 and 1.17% for Class R4.
[7]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until March 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rate of 1.05% for Class Z.